UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2020

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Description	Shares/Par Amount	Fair Value

COMMON STOCK — 99.4%

Canada — 0.2%
TMX Group	156	$12,982

France — 6.2%
AXA	7,116	163,797
BNP Paribas	3,312	159,293
Capgemini	564	61,470
Engie	7,152	118,078
		502,638
Germany — 3.9%
SAP	2,160	264,694
Wirecard(A)	432	54,547
		319,241
Hong Kong — 1.9%
Hong Kong Exchanges & Clearing	4,800	157,556

India — 1.9%
Infosys ADR	15,168	152,742

Japan — 1.1%
GMO internet	600	9,974
HIS	500	9,873
Monex Group	4,800	9,256
Rakuten	4,800	40,183
SBI Holdings	900	18,148
		87,434
South Korea — 1.5%
Kakao	204	28,891
Samsung SDS	300	41,128
SK Telecom	276	48,291
		118,310
Switzerland — 4.2%
Nestle	3,348	341,908

Taiwan — 5.4%
Hon Hai Precision Industry	36,000	95,470
Taiwan Semiconductor Manufacturing ADR	6,384	343,715
		439,185
United Kingdom — 3.5%
BP PLC	56,796	287,390

United States — 69.6%
Consumer Discretionary— 4.5%
Amazon.com*	192	361,680

Consumer Staples— 0.3%
Bunge	432	20,282

Financials— 5.4%
American Express	2,352	258,555

CME Group, Cl A	924	183,710
		442,265
Industrials— 2.3%
FedEx	864	121,971
IHS Markit	936	66,681
		188,652
Information Technology— 57.1%
Accenture PLC, Cl A	1,476	266,551
Advanced Micro Devices*	2,784	126,616
Cisco Systems	7,284	290,850
Intel	6,540	363,101
International Business Machines	2,412	313,922
Intuit	732	194,602
Mastercard, Cl A	1,200	348,300
Micron Technology*	2,868	150,742
Microsoft	2,280	369,383
NVIDIA	1,512	408,346
Oracle	6,048	299,134
PayPal Holdings*	3,240	349,888
salesforce.com*	2,184	372,154
Square, Cl A(A) *	1,560	129,995
Visa, Cl A(A)	1,932	351,160
VMware, Cl A(A) *	1,572	189,457
Xilinx	1,356	113,212
		4,637,413
		5,650,292

Total Common Stock
(Cost $7,281,083)		8,069,678

REPURCHASE AGREEMENT — 0.7%(B)(C)
JP MORGAN SECURITIES LLC
1.590%,dated 2/28/2020, to be repurchased on 3/2/2020, repurchase price $56,427 (collateralized by various U.S. Treasury obligations, par values ranging from $16,074 to $38,737, 1.500% to 2.875%, 11/30/2024 to 5/31/2025, with a total market value of $57,548)	56,420	56,420

Total Repurchase Agreement
(Cost $56,420)		56,420

MONEY MARKET — 0.4%
JPMorgan U.S. Government Money Market Fund, Class L, 1.44%(D)	33,175	33,175

Total Money Market
(Cost $33,175)		33,175

Total Investments - 100.5%
(Cost $7,370,678)		$8,159,273

Percentages are based on Net Assets of $8,119,165.

*	Non-income producing security.

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

February 29, 2020 (Unaudited)

(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2020. The total market value of securities on loan at February 29, 2020 was $704,020.
(B)	Tri-Party Repurchase Agreement.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2020 was $56,420.
(D)	The rate reported is the 7-day effective yield as of February 29, 2020.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a list of the inputs used as of February 29, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,069,678	$—	$—	$8,069,678
Repurchase Agreement	—	56,420	—	56,420
Money Market	33,175	—	—	33,175
Total Investments in Securities	$8,102,853	$56,420	$—	$8,159,273

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

INN-QH-001-0500

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 24, 2020

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: April 24, 2020